Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Other comprehensive income (loss)	Other comprehensive income (loss)

Components of other comprehensive income (loss)	Year ended Dec. 31,
	2024			2023			2022
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$(29)	$(162)	$(191)	$204	$68	$272	$(455)	$(148)	$(603)
Total foreign currency translation	(29)	(162)	(191)	204	68	272	(455)	(148)	(603)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period	489	(124)	365	1,100	(271)	829	(4,292)	1,047	(3,245)
Reclassification adjustment (b)	85	(21)	64	68	(16)	52	443	(105)	338
Net unrealized gain (loss) on assets available-for-sale	574	(145)	429	1,168	(287)	881	(3,849)	942	(2,907)
Defined benefit plans:
Net (loss) arising during the period	(15)	6	(9)	(107)	32	(75)	(400)	94	(306)
Foreign exchange adjustment	—	—	—	(1)	—	(1)	—	—	—
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	14	(2)	12	(18)	8	(10)	68	(12)	56
Total defined benefit plans	(1)	4	3	(126)	40	(86)	(332)	82	(250)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge (loss) gain arising during the period	(1)	—	(1)	7	(2)	5	(16)	4	(12)
Reclassification of net (gain) loss to net income:
Foreign exchange (“FX”) contracts – investment and other revenue	(2)	1	(1)	2	(1)	1	(1)	—	(1)
FX contracts – staff expense	(5)	1	(4)	—	—	—	9	(2)	7
Total reclassifications to net income	(7)	2	(5)	2	(1)	1	8	(2)	6
Net unrealized (loss) gain on cash flow hedges	(8)	2	(6)	9	(3)	6	(8)	2	(6)
Total other comprehensive income (loss)	$536	$(301)	$235	$1,255	$(182)	$1,073	$(4,644)	$878	$(3,766)
(a)    Includes the impact of hedges of net investments in foreign subsidiaries. See Note 23 for additional information.
(b)    The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains (losses) in investment and other revenue on the consolidated income statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as other expense on the consolidated income statement.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
				Unrealized gain (loss) on assets available-for-sale (a)	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive (loss) income, net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2021 ending balance	$(1,524)	$(1,016)	$(31)	$357	$1	$(2,213)
Change in 2022	(590)	(240)	(10)	(2,907)	(6)	(3,753)
2022 ending balance	(2,114)	(1,256)	(41)	(2,550)	(5)	(5,966)
Change in 2023	272	(87)	1	881	6	1,073
2023 ending balance	(1,842)	(1,343)	(40)	(1,669)	1	(4,893)
Change in 2024	(189)	(1)	4	429	(6)	237
2024 ending balance	$(2,031)	$(1,344)	$(36)	$(1,240)	$(5)	$(4,656)
(a)    Held-to-maturity securities transferred from available-for-sale securities are initially recorded at fair value as of the date of transfer. Included in accumulated OCI (loss) are net unamortized pre-tax gains (losses) of $(193) million at Dec. 31, 2024, $104 million at Dec. 31, 2023 and $168 million at Dec. 31, 2022, associated with available-for-sale securities that were transferred to held-to-maturity securities, before consideration of hedges. Also included in accumulated OCI (loss) are net pre-tax gains (losses) of $188 million at Dec. 31, 2024, $(49) million at Dec. 31, 2023 and $(67) million at Dec. 31, 2022, associated with hedged item basis adjustments associated with available-for-sale securities that were transferred to held-to-maturity securities. On an after-tax basis, accumulated OCI (loss) includes $(4) million at Dec. 31, 2024, $42 million at Dec. 31, 2023 and $78 million at Dec. 31, 2022, associated with available-for-sale securities that were transferred to held-to-maturity securities inclusive of hedges.